ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable				¥ 13,576		¥ 127,893
Less: Allowance for doubtful accounts		¥ (116,615)	¥ (116,615)	0		(116,615)
Accounts receivable, net				¥ 13,576	$ 1,955	¥ 11,278
Less: allowance for doubtful accounts
Balance at beginning of year		(116,615)	(116,615)
Addition	[1]	0	0
Written off	[2]	116,615	0
Balance at end of year		¥ 0	¥ (116,615)

[1]	No bad debt provision was provided for the years ended December 31, 2015 and 2016.
[2]	Bad debt provision of RMB 116,615 was written off in the year of 2016, after all collection efforts have been exhausted and the potential for recovery was remote.